Capital Stock (Detail) - ARS ($)	Dec. 06, 2024	Feb. 13, 2025	Dec. 31, 2024	Dec. 05, 2024	Oct. 17, 2024	Aug. 20, 2024
Disclosure of Capital Stock [line items]
Par value per share (in dollars per share)			$ 1	$ 1	$ 1	$ 1
Number of shares issued (in shares)	681,199,458,000
Expenses related to the capital increase	$ 979,257,000
Major ordinary share transactions
Disclosure of Capital Stock [line items]
Par value per share (in dollars per share)		$ 1
Class B ordinary shares
Disclosure of Capital Stock [line items]
Number of shares authorised (in shares)					115,582,280	115,582,280
Number of shares issued (in shares)				113,821,610
Number of additional shares authorised (in shares)						162,035,894
Class B ordinary shares | Major ordinary share transactions
Disclosure of Capital Stock [line items]
Number of shares issued (in shares)		17,740,028